Credit Facilities and Lease Obligations - Maturity Schedule (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 06, 2021	Dec. 31, 2023
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 875
Initial Term Loan | Cost
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 280,400
Initial Term Loan | Cost | 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		0
Initial Term Loan | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		280,400
Initial Term Loan | Cost | 2027
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		0
Second Incremental Term Loan | Cost
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		328,500
Second Incremental Term Loan | Cost | 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		18,250
Second Incremental Term Loan | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		18,250
Second Incremental Term Loan | Cost | 2027
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		292,000
Second Incremental Term Loan | Cost | Further mandatory principal repayments
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 0